Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2012	2013

Accounts receivable	$16,462	$17,643
Less: allowance for doubtful accounts	(7,796)	(543)

Accounts receivable, net	$8,666	$17,100

Movement of allowance for doubtful accounts was as follows:

	2011	2012	2013

Balance at beginning of the year	$13,133	$9,394	$7,796
Charge to expenses	10,386	582	37
Reversal	(130)	(2,188)	(356)
Written-off	(14,511)	—	(6,949)
Exchange difference	516	8	15

Balance at end of the year	$9,394	$7,796	$543